Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 26,919	$ 76,455,045	$ (79,611,493)	$ (2,388,343)
Balance (in Shares) at Dec. 31, 2012	26,924,643
Stock-based compensation		110,200		110,200
Net loss			(2,830,047)	(2,830,047)
Balance at Dec. 31, 2013	$ 116,339	78,717,997	(83,390,026)	(4,409,466)
Balance (in Shares) at Dec. 31, 2013	116,339,293
Issuance of common stock pursuant to equity purchase agreement	$ 44,080	882,510		926,590
Issuance of common stock pursuant to equity purchase agreement (in Shares)	44,079,800
Issuance of common stock upon conversion of note payable	$ 50,439	957,880		1,008,319
Issuance of common stock upon conversion of note payable (in Shares)	50,439,751
Stock-based compensation		224,011		224,011
Net loss			(1,852,301)	(1,852,301)
Balance at Dec. 31, 2014	$ 279,475	82,026,952	(85,261,254)	(2,954,827)
Balance (in Shares) at Dec. 31, 2014	279,475,332
Issuance of common stock pursuant to equity purchase agreement	$ 58,214	777,634		835,848
Issuance of common stock pursuant to equity purchase agreement (in Shares)	58,213,490
Beneficial conversion feature on issuance of convertible note		275,000		275,000
Issuance of common stock upon conversion of note payable	$ 34,565	443,829		478,394
Issuance of common stock upon conversion of note payable (in Shares)	34,565,577
Stock-based compensation		68,600		68,600
Net loss			(825,176)	(825,176)
Balance at Mar. 31, 2015	$ 372,254	$ 83,592,015	$ (86,086,430)	$ (2,122,161)
Balance (in Shares) at Mar. 31, 2015	372,254,399